CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 9,294		$ 6,492		$ 12,435	$ 25,079	$ 21,890	$ 30,250
User funds	3,525		3,328			9,201
Trade receivables, net	2,177		1,936			1,667
Other receivables and prepaid expenses	2,289		1,215			884
Current assets	68,888		12,971			36,831
NON-CURRENT ASSETS:
Property and equipment, net	704		767			702
Right-of-use assets, net	1,219		1,384			1,983	2,154
Intangible assets, net	8,569		9,465			5,296
Goodwill	15,628		15,628			8,021
Deferred taxes	626		573			577
Other long-term assets	1,571		1,018			667
Non-current assets	28,317		28,835			17,246
Total assets	97,205		41,806			54,077
CURRENT LIABILITIES:
Short-term bank loan and credit			2,505
Trade payables	3,532		3,234			587
User accounts	3,525		3,328			9,201
Current maturity of lease liabilities	668		613			655
Accrued expenses and other payables	6,268		7,400			5,550
Current liabilities	13,993		17,080			15,993
LONG TERM LIABILITIES:
Lease liabilities	202		395			1,088
Employee benefit liabilities, net	1,271		1,294			1,390
Other long-term liabilities	433		1,377			687
Long term liabilities	5,428		3,066			3,165
EQUITY:
Share capital	0	[1]	0	[1]		0
Share premium	251,351		140,229			129,056
Reserve from remeasurement of defined benefit plans	137		137			(132)
Accumulated deficit	(173,704)		(118,706)			(94,005)
Total equity	77,784		21,660		$ 32,258	34,919	$ 18,474	$ 31,829
Total liabilities and equity	$ 97,205		$ 41,806			$ 54,077

[1]	Represents an amount lower than $1.